UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: MARCH 31, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-100.6%
		Alabama-1.5%
$5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$5,918,499
5,000	M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	4,797,400
			10,715,899
		Alaska-.8%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,394,244
		Arizona-2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,034,950
5,655	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	6,020,087
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,176,205
			18,231,242
		California-6.0%
5,000	M	California State GO 6% 4/1/2038 (when-issued)	5,003,700
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024	5,683,260
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,010,750
7,490	M	Los Angeles Unified School Dist. GO 4 3/4% 7/1/2025	7,323,572
10,000	M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	9,111,000
10,000	M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	9,814,600
			41,946,882
		Connecticut-1.4%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast. 6 1/8% 9/1/2012	9,880,200
		District of Columbia-1.5%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021	5,605,100
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5 1/2% 8/15/2028	4,871,800
			10,476,900
		Florida-4.9%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	994,410
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,059,040
5,500	M	Florida State Board of Education GO 5 1/2% 6/1/2038	5,663,625
1,000	M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	967,240
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5 1/4% 5/1/2029	4,914,500
5,000	M	5 3/8% 2/1/2034	4,908,850
5,000	M	Miami-Dade County Water & Sewer Revenue 5 1/8% 10/1/2025	5,119,750
2,850	M	Orange County Health Facs. Auth. Rev. 5 1/4% 12/1/2029	2,711,803
5,000	M	Orange County Sch. Brd. COP 5 1/2% 8/1/2034	4,955,050
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,118,880
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,012,590
600	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	653,562
			34,079,300

		Georgia-10.1%
10,000	M	Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*	10,472,200
9,040	M	Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019	9,301,166
10,000	M	Augusta Water & Sewer Rev. 5 1/4% 10/1/2039	10,080,700
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6 1/4% 7/1/2011	21,477,757
17,000	M	6% 7/1/2013	18,602,590
			69,934,413
		Illinois-12.5%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016	5,709,900
36,200	M	6% 1/1/2020	40,483,546
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,232,750
3,000	M	6.65% 2/1/2011	3,272,550
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5 1/4% 1/1/2022	5,079,000
5,250	M	Childrens Mem. Hosp. 5 1/4% 8/15/2033	4,868,903
7,000	M	Northwestern Mem. Hosp. 5 3/4% 8/15/2030 (when-issued)	6,893,740
5,000	M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	4,916,100
4,000	M	Regional Transportation Auth. 7 3/4% 6/1/2019	5,006,240
5,000	M	Springfield Electric Rev. 5% 3/1/2027	4,970,550
			86,433,279
		Indiana-3.6%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5 1/4% 7/15/2026	7,791,308
8,625	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6 1/8% 7/1/2029	8,979,142
8,330	M	Indianapolis Gas Util. Rev. 5 1/4% 8/15/2025	8,455,117
			25,225,567
		Iowa---.6%
4,115	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5 1/4% 7/1/2028	4,137,591
		Kentucky-.7%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5 3/4% 12/1/2028	5,070,650
		Louisiana-.6%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	4,448,295
		Massachusetts-1.4%
8,585	M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	9,362,372
		Michigan-5.8%
5,000	M	Detroit City School Dist. GO 5% 5/1/2033	4,358,500
5,000	M	Detroit Water Supply Sys. Rev. 6 1/4% 7/1/2036 (when-issued)	5,008,750
10,000	M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,631,500
10,000	M	Michigan State Grant Antic. Bds. 5 1/4% 9/15/2025	9,956,100
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6 1/4% 12/1/2028	5,166,100
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,203,395
			40,324,345
		Missouri-3.3%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6 3/4% 5/15/2010	6,417,060
10,000	M	6 3/4% 5/15/2011	11,211,000
5,000	M	St. Luke's Health 5 1/2% 11/15/2028	5,010,750
			22,638,810

		Montana---.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,886,900
		New Mexico-.7%
5,105	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5 1/4% 7/1/2031	4,777,259
		New York-12.8%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	25,999,820
5,000	M	New York City Transitional Fin. Auth. Rev. 7.19% 7/15/2031***	4,628,650
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5 3/4% 7/1/2027	11,093,800
5,000	M	State University 5 7/8% 5/15/2017	5,833,000
5,155	M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,173,352
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	5,065,550
7,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	7,272,510
7,780	M	Port Authority of New York & New Jersey Drivers 7.583% 8/15/2015***	8,110,028
10,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	10,227,800
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5 3/4% 10/15/2013	5,138,600
			88,543,110
		North Carolina-2.0%
		North Carolina Municipal Pwr. Agency (Catawba Electric):
5,000	M	6% 1/1/2010	5,142,650
8,000	M	6% 1/1/2011	8,460,640
			13,603,290
		North Dakota-3.1%
5,000	M	Grand Forks Health Care Sys. Rev. 5% 12/1/2026	4,561,100
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,682,405
5,000	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	5,044,650
			21,288,155
		Ohio-3.3%
4,270	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5 1/4% 2/15/2026	4,269,744
6,000	M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	6,394,680
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6 1/8% 9/1/2028	5,001,227
6,720	M	5.85% 9/1/2033	6,905,606
			22,571,257
		Oklahoma-1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	9,715,500
		Pennsylvania-2.7%
5,000	M	Philadelphia GO 7 1/8% 7/15/2038	5,468,150
12,050	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,489,736
			18,957,886
		Rhode Island-1.0%
7,000	M	Convention Center Auth. Rev. 5 1/4% 5/15/2025	7,015,890

		Texas-11.0%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013		15,284,360
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5 3/8% 2/15/2029		4,351,850
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6 1/2% 8/15/2012		12,807,295
7,000	M	6 1/2% 8/15/2013		8,279,390
5,000	M	Hitchcock Ind. School District GO 5 1/4% 2/15/2030		5,168,000
5,000	M	Houston Utilities Systems Rev. 5 1/8% 11/15/2032 (when-issued)		4,829,650
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6 1/4% 12/15/2013		4,373,280
6,035	M	6 1/4% 12/15/2015		6,574,046
10,000	M	North Texas Twy. Auth. Rev. 5 1/8% 1/1/2028		9,385,800
5,000	M	Waco Ind. School Dist. GO 5 1/4% 8/15/2030		5,160,300
				76,213,971
		Utah-.2%
1,265	M	Provo Electric System Rev. 10 3/8% 9/15/2015		1,619,175
		Washington-1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6 3/8% 10/1/2033		5,136,100
7,325	M	Providence Health 5 1/4% 10/1/2033		7,147,515
				12,283,615
		West Virginia-.5%
3,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5 3/8% 6/1/2028		3,423,980
		Wisconsin-2.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		14,643,480
Total Value of Municipal Bonds (cost $667,268,097)			100.6%	697,843,457
Excess of Liabilities Over Other Assets			(.6)	(4,217,373)
Net Assets			100.0%	$693,626,084

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $667,268,097. Accumulated net unrealized appreciation on investments was $30,575,360 consisting of $38,025,457 gross unrealized appreciation and $7,450,097 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-102.2%
		Alaska-3.0%
$1,000	M	Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*	$1,152,710
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,203,460
			4,356,170
		Arizona-12.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,373,613
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,114,900
1,550	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	1,600,654
2,675	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/01/2026	2,668,660
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,053,500
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6 5/8% 7/15/2025	2,132,360
			17,943,687
		California-6.4%
3,090	M	Alum Rock Elem. Sch. District GO 5 1/4% 8/1/2029	3,077,516
5,000	M	California Edl. Facs. Auth. Rev. 5% 10/1/2038	4,946,750
1,250	M	Central Unified School Dist. GO 5 1/4% 8/1/2024	1,282,812
			9,307,078
		Colorado-.7%
1,000	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
		5 1/8% 12/1/2021	1,052,190
		Connecticut-2.6%
2,300	M	New Haven GO 5% 3/1/2025	2,319,228
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5 1/4% 8/1/2030	1,510,695
			3,829,923
		District of Columbia-2.8%
4,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029 (when-issued)	3,981,070
		Florida-8.4%
1,120	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,086,008
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series "A"
		5% 7/1/2025	1,889,964
3,535	M	Fort Pierce Capital Impt. Rev. 5 7/8% 9/1/2028	3,689,303
		Miami-Dade County General Obligations:
2,000	M	6% 7/1/2023	2,216,800
3,000	M	6 1/8% 7/1/2025	3,299,730
			12,181,805
		Georgia-3.2%
1,500	M	Cobb County Dev. Auth. Rev. 5 3/4% 7/15/2039	1,535,610
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5 1/8% 12/1/2021	1,009,710
2,000	M	Medical Ctr. Hospital Auth. Rev. 6 1/2% 8/1/2038	2,106,980
			4,652,300

		Indiana-4.4%
1,030	M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,149,078
1,105	M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,233,721
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,600	M	5 1/4% 7/15/2028	1,628,112
1,000	M	5 1/4% 7/15/2029	1,016,090
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,404,150
			6,431,151
		Kentucky-3.4%
2,980	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5 1/4% 9/1/2026	2,979,851
1,890	M	Paducah Elec. Plant Brd. Rev. 5 1/4% 10/1/2035	1,879,284
			4,859,135
		Louisiana-2.0%
1,845	M	Louisiana Loc. Govt. Env. Pkg. Facs. 5 1/4% 10/1/2021	1,865,203
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,013,140
			2,878,343
		Massachusetts-3.0%
1,500	M	Massachusetts State GO 5 1/4% 8/1/2022	1,680,825
		Massachusetts State Hlth. & Edl. Facs. Auth. Revenue:
2,000	M	Boston Med. Ctr. Proj. 5 1/4% 7/1/2038	1,506,120
1,500	M	Emmanuel College 5% 7/1/2027	1,224,030
			4,410,975
		Michigan-7.3%
2,000	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	2,018,560
1,000	M	Canton Charter Twp. GO 5% 4/1/2027	1,014,480
1,015	M	Eaton Rapids Pub. Schs. GO 4% 5/1/2018	1,005,591
1,000	M	Kalamazoo Pub. Schs. GO 5% 5/1/2016	1,086,820
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,831,068
1,000	M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
		5 1/4% 1/1/2018	1,043,310
300	M	Michigan State GO 5% 11/1/2022	293,622
2,325	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,313,584
			10,607,035
		Minnesota-.4%
505	M	Northern Minnesota Mun. Pwr. Agy. Elec. Sys. Rev. 5% 1/1/2021	511,752
		Mississippi-3.9%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
3,000	M	5 3/8% 7/1/2029 (when-issued)	2,633,879
2,660	M	5 5/8% 7/1/2039 (when-issued)	2,991,060
			5,624,939
		Missouri-1.4%
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
		5.85% 6/1/2010*	328,119
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	262,605
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	396,889
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5 5/8% 7/15/2030	1,019,790
			2,007,403
		North Carolina-.7%
1,000	M	North Carolina Cap. Facs. Fin. Agy. Rev. 5% 10/1/2038	1,006,260
		New Jersey-4.4%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5 3/8% 7/1/2038	1,020,730
1,150	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5 1/4% 1/1/2031	1,143,997
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5 1/2% 12/15/2038	4,145,760
			6,310,487

		New Mexico-1.7%
2,840	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5% 7/1/2038		2,487,386
		New York-.7%
		Camden Central School District General Obligations:
725	M	5 1/2% 3/15/2016		794,890
250	M	5 1/2% 3/15/2017		274,100
				1,068,990
		Ohio-4.4%
1,255	M	Akron Sewer System Rev. 5 1/4% 12/1/2020		1,272,018
3,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15//2024		2,971,890
1,500	M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018		1,607,265
450	M	Youngstown GO 6% 12/1/2010*		492,768
				6,343,941
		Pennsylvania-6.6%
1,140	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024		1,154,410
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031		2,572,275
610	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2025		629,843
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*		1,142,280
		West Mifflin Area School Dist. General Obligations:
2,910	M	5 3/8% 4/1/2027		3,011,763
1,000	M	5 3/8% 4/1/2028		1,028,850
				9,539,421
		Puerto Rico-.6%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016		895,394
		South Carolina-1.9%
2,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034		1,977,220
800	M	Hilton Head Island Rev. 5 1/8% 12/1/2022		820,160
				2,797,380
		South Dakota-1.0%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5 1/8% 8/1/2028		1,493,520
		Texas-9.3%
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		4,871,200
5,000	M	Houston Utility Systems Rev. 5 1/4% 5/15/2020		5,199,750
1,250	M	Parker Cnty. GO 5% 2/15/2029 (when-issued)		1,251,863
2,145	M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026		2,157,033
				13,479,846
		Utah-.7%
1,000	M	Pleasant Grove City Wtr. Rev. 5 1/4% 12/1/2029		1,015,840
		Washington-4.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033		4,878,850
2,135	M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027		2,153,980
				7,032,830
Total Value of Municipal Bonds (cost $145,944,392)				148,106,251
		SHORT-TERM TAX EXEMPT INVESTMENTS-.3%
500	M	Colorado Edl.& Cultural Rev.
		Adjustable Rate Note .35%** (cost $500,000)		500,000
Total Value of Municipal Investments (cost $146,444,392)			102.5%	148,606,251
Excess of Liabilities Over Other Assets			(2.5)	(3,643,189)
Net Assets			100.0%	$144,963,062

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $146,467,037. Accumulated net unrealized appreciation on investments was $2,139,214 consisting of $4,337,233 gross unrealized appreciation and $2,198,019 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.1%
		Certificates of Participation-11.8%
$500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$572,890
1,000	M	El Dorado Irrigation District 6 1/4% 8/1/2029	1,033,560
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	775,807
1,000	M	West Contra Costa Healthcare 5 3/8% 7/1/2024	948,540
			3,330,797
		General Obligations-35.5%
1,000	M	Antelope Valley Cmnty. College District 5% 8/1/2026	998,780
1,000	M	Chico Unified School District 5% 8/1/2026	998,780
1,000	M	College of the Sequoias 5 1/4% 8/1/2029	983,730
1,000	M	Corona-Norco Unified School District 5 1/8% 8/1/2029	969,590
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016	728,481
1,000	M	Lake Tahoe Unified School District 5 3/8% 8/1/2029	999,060
1,000	M	Los Angeles Unified School District 4 3/4% 7/1/2027	940,550
750	M	Natomas Unified School District 5.95% 9/1/2021	834,105
1,000	M	Oak Valley Hospital District 5% 7/1/2035	903,930
1,000	M	San Bernardino Cmnty. College District 6 1/2% 8/1/2028	1,103,950
486	M	Walnut Valley School District 7.2% 2/1/2016	557,709
			10,018,665
		Health Care-10.0%
1,000	M	California Health Facs. Fin. Auth. Rev. 6 1/2% 10/1/2033	1,047,980
		California Statewide Cmntys. Dev. Auth. Revenue:
1,000	M	Henry Mayo Newhall 5.05% 10/1/2028	816,230
1,000	M	St. Joseph's 5 1/8% 7/1/2024	947,210
			2,811,420
		Housing-3.4%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	963,330
		Transportation-4.8%
300	M	Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2012*	341,139
1,000	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025	1,029,800
			1,370,939
		Utilities-17.4%
1,000	M	Los Angeles Wastewater Sys. Rev. 5 3/8% 6/1/2039	990,340
1,000	M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020	1,059,460
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	476,200
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022	1,573,114
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012	799,373
			4,898,487

		Other Revenue-16.2%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,125,720
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
		5 1/4% 11/1/2020		1,114,094
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020		971,900
500	M	Sacramento Area Flood Control Agency 5 1/2% 10/1/2028		528,090
700	M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015		818,811
				4,558,615
Total Value of Municipal Bonds (cost $27,677,986)			99.1%	27,952,253
Other Assets, Less Liabilities			.9	244,216
Net Assets			100.0%	$28,196,469

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $27,677,986. Accumulated net unrealized appreciation on investments was $274,267 consisting of $882,034 gross unrealized appreciation and $607,767 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.5%
		Education-24.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030	$938,900
		Quinnipiac University:
1,000	M	5% 7/1/2025	1,006,550
1,000	M	5 3/4% 7/1/2033	1,034,690
1,000	M	Renbrook School 5% 7/1/2030	924,730
1,000	M	Salisbury School 5% 7/1/2028	1,009,510
1,235	M	Trinity College Series "H" 5% 7/1/2019	1,315,151
1,000	M	Westminster School 5% 7/1/2037	950,610
1,000	M	Yale University 4.85% 7/1/2037	1,005,330
600	M	University of Connecticut Student Fees Rev. 5 1/4% 11/15/2021	629,376
			8,814,847
		General Obligations-31.5%
500	M	Branford 5% 5/15/2014	540,185
		Bridgeport:
350	M	Series "A" 6 1/8% 7/15/2010*	376,155
1,000	M	Series "A" 5 3/8% 8/15/2019	956,860
1,100	M	Series "B" 5% 12/1/2023	1,136,124
690	M	Connecticut State Series "E" 6% 3/15/2012	779,003
1,000	M	Glastonbury 5% 6/15/2021	1,054,320
1,000	M	Hartford 5% 8/15/2019	1,048,170
1,000	M	Hartford County Met. Dist. 5% 5/1/2024	1,039,060
		New Britain:
630	M	6% 3/1/2012	673,798
1,000	M	4 3/4% 4/1/2028	1,031,700
2,300	M	New Haven 5% 3/1/2026	2,305,244
580	M	Stratford 5% 12/15/2023	607,434
			11,548,053
		Health Care-12.5%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
315	M	Bridgeport Hospital 6 1/2% 7/1/2012	315,372
		Child Care Facilities Program:
400	M	5 1/2% 7/1/2019	406,812
1,000	M	6% 7/1/2038	1,027,020
1,250	M	Children's Medical Center Series "B" 5% 7/1/2021	1,105,750
205	M	Village Families & Children Series "A" 5% 7/1/2017	194,606
1,000	M	William W. Backus Hospital 5% 7/1/2025	970,160
550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	550,242
			4,569,962

		Housing-10.7%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030		494,560
		Housing Mtg. Finance Program:
500	M	6 1/4% 11/15/2025		544,850
1,000	M	5 3/4% 11/15/2028		1,053,550
1,750	M	Next Steps 7, 5% 6/15/2024		1,815,573
				3,908,533
		Transportation-6.3%
		Connecticut State Special Tax Obligation Revenue:
250	M	Fuel Tax & Transit Rev. 6 1/8% 9/1/2012		274,450
		Transportation Infrastructure:
1,000	M	5% 11/1/2025		1,026,930
1,000	M	5% 8/1/2027		1,010,800
				2,312,180
		Utilities-9.3%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		941,360
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		986,790
500	M	5% 7/1/2028		476,200
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5 1/4% 8/1/2029		1,010,720
				3,415,070
		Other Revenue-4.1%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5 3/4% 6/15/2034		1,043,460
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		481,190
				1,524,650
Total Value of Municipal Bonds (cost $36,000,532)			98.5%	36,093,295
Other Assets, Less Liabilities			1.5	535,431
Net Assets			100.0%	$36,628,726

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $36,000,532. Accumulated net unrealized appreciation on investments was $92,763 consisting of $871,399 gross unrealized appreciation and $778,636 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.9%
		Education-32.0%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Boston College 5% 7/1/2038	$967,110
1,000	M	Massachusetts College of Pharmacy 5% 7/1/2031	984,090
1,000	M	Worcester Polytechnic Institute 5% 9/1/2023	1,002,000
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Emmanuel College 5% 7/1/2027	816,020
1,000	M	Harvard University 5 1/2% 11/15/2036	1,062,890
1,000	M	Lesley University 5% 7/1/2029	977,510
1,000	M	University of Massachusetts 5% 10/1/2029	966,400
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014	1,233,080
			8,009,100
		General Obligations-14.5%
		Massachusetts State
1,000	M	5 1/2% 8/1/2030	1,092,750
500	M	1.354% 5/1/2037	290,000
1,155	M	Quaboag Regional School District 5 1/2% 6/1/2017	1,213,593
1,000	M	Worcester 5 1/2% 8/15/2017	1,029,870
			3,626,213
		Health Care-12.9%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5 3/8% 2/1/2027	834,480
1,000	M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013	1,011,180
1,015	M	Lahey Clinic Med. Ctr. 5% 8/15/2022	888,430
470	M	Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012	490,154
			3,224,244
		Housing-7.9%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	1,015,430
1,000	M	5.35% 12/1/2033	964,120
			1,979,550
		Transportation-6.0%
1,000	M	Massachusetts Bay Trans. Auth. 5% 7/1/2028	1,027,510
450	M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*	476,932
			1,504,442
		Utilities-17.2%
850	M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013	929,297
1,455	M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018	1,460,165
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5 1/4% 7/1/2029	847,310
1,000	M	Springfield Water & Sewer Commn. Rev. 5 3/4% 10/15/2025	1,080,910
			4,317,682

		Other Revenue-8.4%
1,000	M	Boston Convention Center Act 1997 Series "A" 5% 5/1/2017		1,070,460
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5 3/4% 9/1/2025		1,023,520
				2,093,980
Total Value of Municipal Bonds (cost $24,996,601)			98.9%	24,755,211
Other Assets, Less Liabilities			1.1	266,208
Net Assets			100.0%	$25,021,419

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $24,996,601. Accumulated net unrealized depreciation on investments was $241,390 consisting of $826,380 gross unrealized appreciation and $1,067,770. gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.8%
		General Obligations-55.2%
$1,260	M	Allendale Public Sch. Dist. Series "A" 5 1/4% 5/1/2024	$1,300,370
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,009,280
1,000	M	Detroit Series "B" 5% 4/1/2025	826,950
1,500	M	Eaton Rapids Public Schools 5 1/4% 5/1/2022	1,575,990
1,000	M	Ecorse Public School District 5% 5/1/2027	1,001,000
1,000	M	Fraser Public School District 5% 5/1/2024	1,012,670
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,014,560
1,000	M	Grand Blanc Community School District 5 5/8% 5/1/2015	1,086,110
1,040	M	Grand Rapids Building Authority 5 3/4% 8/1/2010*	1,109,732
830	M	Gull Lake Community School District Zero Coupon 5/1/2013	683,854
1,000	M	Jenison Public School District 5 1/2% 5/1/2018	1,058,540
1,000	M	Michigan State Series "A" 5% 11/1/2022	978,740
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,164,220
1,000	M	Troy City School District 5% 5/1/2026	1,014,850
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	989,720
			15,826,586
		Health Care-10.3%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	921,990
1,000	M	Michigan State Hospital Fin. Auth. Rev. (Trinity Health)
		6 1/4% 12/1/2028	1,033,220
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013	1,009,750
			2,964,960
		Housing-3.5%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5 1/2% 10/1/2028	995,270
		Transportation-3.5%
1,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	1,004,040
		Utilities-25.3%
		Detroit Water Supply System Revenue:
1,275	M	6 1/2% 7/1/2015	1,393,243
1,000	M	5 1/2% 7/1/2027	1,041,850
750	M	Grand Rapids Sanitation Sewer System Rev. 5% 1/1/2038	742,043
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011	1,448,037
1,000	M	7% 5/1/2021	1,049,370
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	578,155
1,000	M	Wyandotte Electric Rev. 5 1/4% 10/1/2028	995,170
			7,247,868

Total Value of Municipal Bonds (cost $27,593,880)	97.8%	28,038,724
Other Assets, Less Liabilities	2.2	634,586
Net Assets	100.0%	$28,673,310

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $27,593,880. Accumulated net unrealized appreciation on investments was $444,844 consisting of $891,042 gross unrealized appreciation and $446,198 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-93.7%
		Education-5.0%
$500	M	Minnesota State Higher Ed. Facs. Auth. Rev. 5% 1/1/2028	$504,905
400	M	University of Minnesota 5 3/4% 7/1/2017	490,000
			994,905
		General Obligations-51.0%
100	M	Becker Ind. School District #726, 6% 2/1/2017	103,963
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021	521,790
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	511,155
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	213,990
		Eagan Recreational Facilities Series "A":
450	M	5% 2/1/2015	483,102
250	M	5% 2/1/2016	268,390
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	732,620
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	530,510
500	M	Hennepin County Series "D" 5% 12/1/2025	527,335
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,047,110
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	279,126
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,052,300
500	M	Minnesota State 5% 6/1/2022	551,140
250	M	Minnesota State Highway 5% 8/1/2026	263,387
500	M	Montgomery School District #394, 5% 2/1/2025	521,075
750	M	New Brighton Series "A" 5% 2/1/2032	751,875
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	269,592
500	M	Scott County 5% 12/1/2023	532,220
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	508,065
500	M	St. Louis County 5% 12/1/2023	534,855
			10,203,600
		Health Care-11.5%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5 1/2% 5/15/2017	513,370
500	M	6 1/2% 11/15/2038	533,850
750	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. Essentia Hlth. 5% 2/15/2037	729,083
500	M	St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016	520,590
			2,296,893
		Housing-5.8%
750	M	Minnesota St. Hsg. Fin. Agy. 5.9% 7/1/2028	754,163
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	408,840
			1,163,003
		Transportation-2.4%
500	M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
		5% 1/1/2028	486,325

		Utilities-9.3%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		506,685
500	M	5% 1/1/2026		498,835
		Western Minnesota Municipal Power Agency:
325	M	5 1/2% 1/1/2011		326,069
500	M	5 1/2% 1/1/2015		526,210
				1,857,799
		Other Revenue-8.7%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		690,760
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,041,890
				1,732,650
Total Value of Municipal Bonds (cost $18,227,336)				18,735,175
		SHORT-TERM TAX EXEMPT INVESTMENTS-4.0%
		Adjustable Rate Notes**
250	M	Mankato Rev. (Bethany Lutheran College) .42%		250,000
550	M	Minneapolis Rev. (Guthrie Theatrer Proj.) .42%		550,000
Total Value of Short-Term Tax Exempt Investments (cost $800,000)				800,000
Total Value of Municipal Investments (cost $19,027,336)			97.7%	19,535,175
Other Assets, Less Liabilities			2.3%	451,695
Net Assets			100.0%	$19,986,870

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $19,027,336. Accumulated net unrealized appreciation on investments was $507,839 consisting of $623,142 gross unrealized appreciation and $115,303 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.2%
		Education-16.7%
		New Jersey Economic Dev. Auth. Revenue:
$1,400	M	5% 3/1/2022	$1,481,466
1,000	M	5 1/2% 9/1/2025	1,097,170
		New Jersey Educational Facilities Auth. Revenue:
		College of New Jersey:
1,000	M	5 3/8% 7/1/2016	1,075,220
1,000	M	5% 7/1/2035	997,020
1,000	M	New Jersey City Univ. Series "E" 5% 7/1/2028	1,019,220
		Rowan University:
1,000	M	5% 7/1/2025	1,040,110
1,000	M	5% 7/1/2026	1,032,840
1,000	M	University of Medicine & Dentistry of New Jersey Series "A"
		5 3/8% 12/1/2016	1,002,620
			8,745,666
		General Obligations-10.7%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,096,903
		Jersey City:
1,500	M	5% 9/1/2019	1,555,020
1,000	M	5% 1/15/2026	1,019,320
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	962,380
			5,633,623
		Health Care-13.0%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,716,300
2,000	M	Hackensack Univ. Med. Ctr. 5 1/4% 1/1/2031	1,989,560
1,000	M	Hospital Asset Transformation Program 5% 10/1/2028	975,670
1,000	M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,013,580
1,000	M	Riverview Medical Center 6 1/4% 7/1/2011	1,115,900
			6,811,010
		Housing-6.8%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,500	M	Mtg. Rev. 6 3/8% 10/1/2028	2,661,150
895	M	Multi-Family Hsg. 6.05% 11/1/2017	910,018
			3,571,168
		Transportation-12.1%
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	1,008,300
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5 1/2% 12/15/2020	1,073,560
1,000	M	5 1/2% 12/15/2038	1,036,440
		Port Authority of New York & New Jersey:
2,100	M	5% 10/15/2018	2,233,329
1,000	M	5% 8/15/2029	1,010,160
			6,361,789

		Utilities-2.4%
1,250	M	Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018		1,286,100
		Other Revenue-37.5%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		3,050,050
2,000	M	Cape May County Bridge Commission 5% 6/1/2032		2,007,760
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,908,756
		Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000	M	5 1/4% 6/1/2021		967,370
1,000	M	5% 1/1/2025		895,170
1,500	M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/1/2025		1,552,725
1,000	M	Essex County Impt. Auth. Rev. 5 1/2% 10/1/2027		1,040,220
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5 3/4% 11/1/2028		1,127,900
2,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		2,054,380
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5 1/8% 1/1/2034		988,170
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,046,110
1,000	M	New Jersey Economic Dev. Auth. (Liberty State Park Proj.)
		5% 3/1/2027		985,990
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,036,440
1,000	M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032		1,015,030
				19,676,071
Total Value of Municipal Bonds (cost $50,379,438)			99.2%	52,085,427
Other Assets, Less Liabilities			.8	444,680
Net Assets			100.0%	$52,530,107

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $50,379,438. Accumulated net unrealized appreciation on investments was $1,705,989 consisting of $2,169,157 gross unrealized appreciation and $463,168 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.8%
		Education-21.7%
		New York State Dormitory Authority Revenue:
		Barnard College:
$1,000	M	5% 7/1/2024	$1,028,520
2,000	M	5% 7/1/2025	2,043,920
		City University:
3,955	M	5 3/4% 7/1/2013	4,193,068
3,000	M	6% 7/1/2020	3,342,780
2,350	M	Colgate University 6% 7/1/2021	2,675,898
		New York University:
1,610	M	6% 7/1/2018	1,888,079
1,075	M	5% 7/1/2025	1,098,607
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,547,075
3,000	M	5 3/4% 3/15/2036	3,167,460
		School Districts Financing Program:
3,400	M	Croton Hudson 5 5/8% 10/1/2029 (when-issued)	3,447,090
1,000	M	Williamsville 5 1/4% 4/1/2021	1,025,670
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,402,266
1,460	M	6% 7/1/2013	1,488,952
1,500	M	State University 5 1/4% 5/15/2021	1,610,100
			30,959,485
		General Obligations-14.0%
		Buffalo:
		School District Series "B":
1,130	M	5 3/8% 11/15/2016	1,174,816
2,360	M	5 3/8% 11/15/2017	2,436,535
2,620	M	5 3/8% 11/15/2019	2,710,207
1,000	M	School District Series "D" 5 1/2% 12/15/2015	1,053,180
		New York City:
2,000	M	Series "E" 5 3/4% 8/1/2018	2,092,580
1,795	M	Series "G" 5 3/4% 8/1/2018	1,878,090
1,540	M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,869,498
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018	1,474,780
1,000	M	Red Hook Central School Dist. 5 1/8% 6/15/2017	1,076,690
		Yonkers Series "A":
1,345	M	5 1/8% 7/1/2016	1,343,278
1,410	M	5 1/4% 7/1/2017	1,399,651
1,480	M	5 1/4% 7/1/2018	1,447,040
			19,956,345

		Health Care-2.3%
		New York State Dormitory Authority Revenue:
2,000	M	New York-Presbyterian Hospital 5 1/4% 2/15/2024		2,021,680
1,220	M	United Cerebral Palsy 5 1/8% 7/1/2021		1,223,367
				3,245,047
		Housing-3.9%
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		1,164,304
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5 1/2% 10/1/2028		1,760,290
2,500	M	6 1/2% 10/1/2028		2,679,250
				5,603,844
		Transportation-21.3%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		985,290
5,000	M	Highway Rev. Tolls 5 1/4% 11/15/2022		5,046,200
2,500	M	Transit Rev. 5% 11/15/2020		2,505,850
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,015,600
6,955	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		6,896,810
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029		5,050,800
4,645	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012		5,007,542
				30,508,092
		Utilities-18.6%
5,000	M	Long Island Power Auth. Elec. Rev. 5 1/2% 5/1/2033		5,252,500
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5 3/8% 11/1/2028		3,178,440
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,249,977
6,500	M	4 3/4% 6/15/2030		6,142,370
1,000	M	5 1/8% 6/15/2030		1,001,740
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		6,092,850
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6 1/4% 4/1/2029		1,641,390
				26,559,267
		Other Revenue-17.0%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026		5,126,300
5,000	M	JPMorgan Chase Putters 7.46% 12/15/2024***		5,091,200
3,000	M	New York City Edl. Constr. Fund Rev. 5% 4/1/2031		2,928,810
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6 1/8% 1/1/2029		1,344,275
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,113,830
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		4,984,064
665	M	Judicial Facs. Lease 7 3/8% 7/1/2016		797,894
		New York State Urban Corp. Dev. Corp. Revenue:
1,000	M	Empire State Dev. Corp. 5% 1/1/2028		962,240
2,000	M	Personal Income Tax 5% 12/15/2027		2,026,620
				24,375,233
Total Value of Municipal Bonds (cost $137,151,923)			98.8%	141,207,313
Other Assets, Less Liabilities			1.2	1,682,063
Net Assets			100.0%	$142,889,376

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $137,151,923. Accumulated net unrealized appreciation on investments was $4,055,390 consisting of $5,632,076 gross unrealized appreciation and $1,576,686 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.0%
		Certificates of Participation-29.6%
$1,000	M	Cabarrus County 5 1/4% 6/1/2027	$1,024,790
400	M	Carteret County 5 5/8% 6/1/2020	418,152
1,000	M	Durham County 5% 6/1/2027 (when-issued)	1,010,260
1,000	M	Franklin County Public Facs. Proj. 5% 9/1/2027	985,760
		Harnett County:
500	M	5 1/8% 12/1/2023	512,990
500	M	5% 6/1/2027	498,785
1,000	M	Montgomery County 5% 2/1/2030	907,270
1,055	M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,112,571
1,000	M	Salisbury 5 5/8% 3/1/2026	1,042,000
			7,512,578
		Education-8.0%
1,000	M	Appalachian State University 5% 7/15/2025	1,002,870
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,033,850
			2,036,720
		General Obligations-6.8%
400	M	Johnston County 5% 6/1/2018	423,016
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	225,069
1,000	M	Lincoln County 5 1/2% 6/1/2027	1,072,040
			1,720,125
		Health Care-9.5%
1,000	M	Nash Health Care Sys. Rev. 5 1/2% 11/1/2026	966,080
1,000	M	North Carolina Medical Care Community Health Care Facility Rev.
		Wakemed 5 5/8% 6/1/2027	1,007,750
400	M	North Carolina Medical Care Community Hospital Rev.
		Northeast Med. Ctr. 5 3/8% 11/1/2010*	429,648
			2,403,478
		Transportation-4.1%
1,000	M	Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023	1,052,310

		Utilities-40.0%
1,000	M	Asheville Water Sys. Rev. 5% 8/1/2025		1,039,180
1,080	M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022		1,116,148
1,000	M	Cape Fear Pub. Util. Auth. Sys. Rev. 5% 8/1/2031		1,003,630
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		1,018,360
		North Carolina Eastern Municipal Power Agency Revenue:
1,000	M	6% 1/1/2019		1,047,390
1,000	M	5 1/4% 1/1/2022		1,002,000
		Oak Island Enterprise Sys. Wastewater Revenue:
1,000	M	5% 6/1/2027		915,010
1,000	M	6% 6/1/2034		1,015,870
1,000	M	Shelby Enterprise Sys. Rev. 5% 5/1/2022		999,010
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039		1,005,480
				10,162,078
		Other Revenue-1.0%
250	M	Cumberland County Finance Corp. Installment Pmt. Rev.
		(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017		252,902
Total Value of Municipal Bonds (cost $25,059,600)			99.0%	25,140,191
Other Assets, Less Liabilities			1.0	249,383
Net Assets			100.0%	$25,389,574

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $25,059,600. Accumulated net unrealized appreciation on investments was $80,591 consisting of $526,481 gross unrealized appreciation and $445,890 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-100.2%
		Education-12.2%
$1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020	$974,750
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,016,570
1,000	M	Youngstown State University General Receipts 5 1/4% 12/15/2029	993,680
			2,985,000
		General Obligations-64.7%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,150,110
500	M	Avon Local School District 6 1/2% 12/1/2015	586,820
1,000	M	Beaver Creek Local School District 6.6% 12/1/2015	1,171,040
1,000	M	Cleveland Municipal School District 5 1/4% 12/1/2023	1,023,980
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021	1,044,730
1,000	M	Franklin County 5% 12/1/2031	1,022,520
1,000	M	Gallia County Local School District 4 3/4% 12/1/2024	1,010,350
1,000	M	Greene County 5 1/4% 12/1/2030	1,017,340
655	M	Jefferson County Jail Construction 5 3/4% 12/1/2019	698,086
1,000	M	Licking County Joint Voc. School District 5% 12/1/2020	1,045,090
1,300	M	Lorain 5 1/2% 12/1/2018	1,322,087
1,000	M	New Albany Capital Facilities 5% 12/1/2026	1,022,520
1,000	M	Ohio State Series "A" 5 3/8% 9/1/2028	1,048,670
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	426,228
250	M	6 1/8% 12/1/2033	265,227
1,000	M	St. Marys City School District 5% 12/1/2025	1,025,890
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,025,890
			15,906,578
		Health Care-9.8%
500	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5 1/2% 9/1/2011	506,170
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5 1/4% 1/1/2033	976,050
1,000	M	Ross County Hosp. Rev. 5 1/4% 12/1/2038	917,200
			2,399,420
		Housing-8.4%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6 1/8% 9/1/2028	1,052,890
1,000	M	5.45% 9/1/2033	1,012,630
			2,065,520
		Utilities-5.1%
750	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5 3/8% 2/15/2028	743,370
500	M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018	516,765
			1,260,135

Total Value of Municipal Bonds (cost $24,001,042)	100.2%	24,616,653
Excess of Liabilities Over Other Assets	(.2)	(46,239)
Net Assets	100.0%	$24,570,414

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $24,001,042. Accumulated net unrealized appreciation on investments was $615,611 consisting of $730,057 gross unrealized appreciation and $114,446 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.1%
		Certificates of Participation-7.8%
		Oregon State Dept. of Administrative Services:
$ 500	M	5 1/4% 5/1/2017	$520,845
1,000	M	5% 5/1/2026	1,016,750
500	M	5% 5/1/2030	501,280
1,000	M	5% 11/1/2030	959,170
			2,998,045
		Education-5.1%
1,000	M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	957,110
1,000	M	Oregon State Facs. Authority Rev. (Williamette Univ. Proj.)
		5 1/8% 10/1/2025	1,011,290
			1,968,400
		General Obligations-54.0%
		Beaverton School District #48J:
750	M	5% 6/1/2031	750,540
1,500	M	5 1/8% 6/1/2036	1,508,640
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,046,880
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,044,990
1,000	M	Clackamas County School Dist. #7J, 5 1/4% 6/1/2021	1,145,940
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	503,940
1,000	M	Columbia Gorge Community College 5% 6/15/2023	1,036,940
1,000	M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	1,037,080
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,089,920
1,055	M	Gresham 5 3/8% 6/1/2017	1,143,472
1,000	M	Jackson County School District #549C 5% 12/15/2027	1,032,710
635	M	Jefferson County School District #509J 5 1/4% 6/15/2019	675,126
245	M	La Grande 5 5/8% 6/1/2011	246,715
1,000	M	Linn Cnty School Dist. #55, 5 1/2% 6/15/2027	1,085,530
1,225	M	Newport Zero Coupon 6/1/2029	414,185
1,000	M	Oregon State Board of Higher Education Series "A"
		5% 8/1/2029	1,015,110
1,000	M	Rogue Community College District 5% 6/15/2024	1,039,970
600	M	Southwestern Community College Dist. 6.05% 6/1/2010*	638,136
1,500	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,556,145
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5 1/4% 6/1/2016	687,618
1,000	M	Washington County 5% 6/1/2024	1,065,700
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,066,850
			20,832,137
		Health Care-2.4%
1,000	M	Deschutes County Hosp. Facs. Rev. 5 3/8% 1/1/2035	960,860

		Housing-2.5%
1,000	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		981,250
		Transportation-5.2%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,017,700
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		994,880
				2,012,580
		Utilities-17.1%
600	M	Eugene Water Utility System 5.8% 8/1/2010*		640,794
750	M	Lane Cnty. Met. Wastewater 5 1/4% 11/1/2028		758,978
		Portland Sewer System Revenue:
300	M	5 1/4% 6/1/2020		318,585
1,000	M	4 3/4% 6/15/2025		1,028,100
1,000	M	5% 6/15/2027		1,025,460
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		952,400
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5 1/4% 7/1/2029		847,310
1,000	M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024		1,021,650
				6,593,277
		Other Revenue-5.0%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,021,810
405	M	Portland Urban Renewal & Redev. (Oregon Conv. Ctr.) 5 1/2% 6/15/2020		414,590
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		481,190
				1,917,590
Total Value of Municipal Bonds (cost $37,808,399)			99.1%	38,264,139
Other Assets, Less Liabilities			.9	335,159
Net Assets			100.0%	$38,599,298

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $37,808,399. Accumulated net unrealized appreciation on investments was $455,740 consisting of $511,623 gross unrealized appreciation and $55,883 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.1%
		Education-8.9%
$1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5 1/2% 10/1/2032	$1,003,520
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University) 5 1/2% 11/15/2033	1,040,080
1,410	M	Pennsylvania State Higher Educ. Facs. Series "S" 5 1/2% 6/15/2014	1,469,192
			3,512,792
		General Obligations-46.8%
1,000	M	Beaver County 5.55% 11/15/2031	1,028,910
1,000	M	Bedford County 5% 9/1/2028	972,120
1,000	M	Boyertown Area School District 5% 10/1/2023	1,032,780
1,000	M	Catasauqua Area School District 5% 2/15/2026	1,015,630
1,000	M	Centennial Bucks County School District 5 1/8% 12/15/2032	990,980
1,000	M	Chester County 5% 7/15/2028	1,040,750
1,000	M	Daniel Boone Area School District 5% 8/15/2029	997,410
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,003,530
1,000	M	Easton Area School District 5.2% 4/1/2028	1,018,710
1,000	M	Methacton School District 6 3/8% 3/1/2024	1,147,270
1,065	M	Mifflin County 5 1/2% 9/1/2020	1,118,708
1,000	M	Philadelphia School District 6% 9/1/2038	1,040,790
1,000	M	Philadelphia Series "B" 7% 7/15/2028	1,098,400
1,085	M	Pittsburgh 5 1/2% 9/1/2014	1,159,268
750	M	Radnor Twp. School District 5% 2/15/2032	746,917
1,000	M	Reading 6 1/4% 11/1/2033	1,046,890
1,000	M	Scranton School District Series "A" 5% 7/15/2027	1,012,700
1,000	M	West Mifflin Area School District 5 3/8% 4/1/2028	1,028,850
			18,500,613
		Health Care-10.4%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,084,110
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +	924,560
1,000	M	University of Pa. Health Sys. 5 1/2% 8/15/2018	1,053,430
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025	1,038,160
			4,100,260
		Housing-2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	997,310
		Transportation-12.1%
1,620	M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,636,346
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	5 1/4% 12/1/2022	1,042,160
1,000	M	6% 6/1/2028	1,100,540
1,000	M	5% 6/1/2029	1,010,260
			4,789,306

		Utilities-7.1%
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013		2,805,313
		Other Revenue-10.3%
1,000	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
		5 1/2% 12/1/2019		1,039,770
		Philadelphia Redev. Neighborhood Transformation Series "A":
1,000	M	5 1/2% 4/15/2016		1,031,930
1,000	M	5 1/2% 4/15/2019		1,015,570
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		999,970
				4,087,240
Total Value of Municipal Bonds (cost $37,513,743)			98.1%	38,792,834
Other Assets, Less Liabilities			1.9	768,197
Net Assets			100.0%	$39,561,031

At March 31, 2009, the cost of municipal investments for federal income tax purposes was
$37,513,743. Accumulated net unrealized appreciation on investments was $1,279,091 consisting of $1,479,838 gross unrealized appreciation and $200,747 gross unrealized depreciation.

+	Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation,
the provider of the credit support.

Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
March 31, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-100.6%
		Certificates of Participation-3.2%
$1,000	M	Prince Williams County 5% 9/1/2022	$1,023,590
		Education-6.5%
1,000	M	University of Virginia University Revs. 5% 6/1/2037	1,012,630
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,035,300
			2,047,930
		General Obligations-19.9%
1,000	M	Hampton 5 3/4% 2/1/2010*	1,063,960
1,065	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2020	1,102,137
1,000	M	Richmond 5 1/2% 1/15/2017	1,071,320
1,000	M	Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020	1,083,940
1,000	M	Virginia State 5% 6/1/2026	1,060,290
1,000	M	Waynesboro 5% 1/15/2034	944,310
			6,325,957
		Health Care-7.0%
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5 1/2% 7/1/2021	1,013,250
1,000	M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,204,760
			2,218,010
		Housing-3.3%
1,000	M	Virginia State Hsg. Dev. Auth. 6% 7/1/2025	1,046,100
		Transportation-11.6%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,030,550
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026 (when-issued)	1,006,500
1,585	M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,640,158
			3,677,208
		Utilities-19.9%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,005,040
1,000	M	Newport News Water Rev. 4 3/4% 6/1/2025	1,008,430
1,000	M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,003,530
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	513,585
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	714,300
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,042,400
1,000	M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2033	1,012,110
			6,299,395

		Other Revenue-29.2%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031		987,090
1,000	M	Culpepper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026		997,670
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5 5/8% 11/1/2015		521,325
800	M	Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*		879,448
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,027,190
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5 1/4% 3/1/2039		1,007,030
1,000	M	Riverside Regl. Jail Auth. 5% 7/1/2028		972,220
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,013,610
1,000	M	Southwest Regional Jail Authority Revenue 5 1/8% 9/1/2021		899,540
1,000	M	Stafford County Indl. Dev. Authority Rev. 5 1/4% 8/1/2031		970,500
				9,275,623
Total Value of Municipal Bonds (cost $31,415,823)				31,913,813
		SHORT-TERM TAX EXEMPT INVESTMENTS-.9%
300	M	Virginia Business Auth. Fin. Auth. Rev.
		Adjustable Rate Note .35%** (cost $300,000)		300,000
Total Value of Municipal Investments (cost $31,715,823)			101.5%	32,213,813
Excess of Liabilities Over Other Assets			(1.5)	(481,411)
Net Assets			100.0%	$31,732,402

At March 31, 2009, the cost of municipal investments for federal income tax purposes was $31,715,823. Accumulated net unrealized appreciation on investments was $497,990 consisting of $947,841 gross unrealized appreciation and $449,851 gross unrealized depreciation.

FOOTNOTES

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically and are the rates in effect at March 31, 2009.
***	Inverse floating rate securities (see Note 2). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2009.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value each Fund's net assets as of March 31, 2009 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Insured Tax Exempt	$ 697,843,457	-	$ 697,843,457	-
Insured Tax Exempt II	148,606,251	-	148,606,251	-
California	27,952,253	-	27,952,253	-
Connecticut	36,093,295	-	36,093,295	-
Massachusetts	24,755,211	-	24,755,211	-
Michigan	28,038,724	-	28,038,724	-
Minnesota	19,535,175	-	19,535,175	-
New Jersey	52,085,427	-	52,085,427	-
New York	141,207,313	-	141,207,313	-
North Carolina	25,140,191	-	25,140,191	-
Ohio	24,616,653	-	24,616,653	-
Oregon	38,264,139	-	38,264,139	-
Pennsylvania	38,792,834	-	38,792,834	-
Virginia	32,213,813	-	32,213,813	-

2. Derivatives-The Funds may invest in derivatives such as inverse floating rate securities ("inverse floaters") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At March 31, 2009, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 29, 2009